Summary of Significant Accounting Policies (Details) - Schedule of assumption of volatility, risk-free rate, expected dividend rate, to generate individual stock price - $ / shares		6 Months Ended		12 Months Ended
	Jan. 01, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Earn-Out Liability From SPAC Transaction [Member]
Summary of Significant Accounting Policies (Details) - Schedule of assumption of volatility, risk-free rate, expected dividend rate, to generate individual stock price [Line Items]
Risk-free interest rate			0.38%	0.38%
Share price (in Dollars per share)			$ 6.22	$ 5.68
Earn-Out Liability From SPAC Transaction [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of assumption of volatility, risk-free rate, expected dividend rate, to generate individual stock price [Line Items]
Probability / Volatility			20.00%	20.00%
Earn-Out Liability From SPAC Transaction [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of assumption of volatility, risk-free rate, expected dividend rate, to generate individual stock price [Line Items]
Probability / Volatility			50.00%	50.00%
Earn-Out Liability From BeeLive Acquisition [Member]
Summary of Significant Accounting Policies (Details) - Schedule of assumption of volatility, risk-free rate, expected dividend rate, to generate individual stock price [Line Items]
Risk-free interest rate		2.49%	0.38%	0.38%
Share price (in Dollars per share)		$ 3.27	$ 6.22	$ 5.68
Earn-Out Liability From BeeLive Acquisition [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of assumption of volatility, risk-free rate, expected dividend rate, to generate individual stock price [Line Items]
Probability / Volatility		20.00%	20.00%	20.00%
Earn-Out Liability From BeeLive Acquisition [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of assumption of volatility, risk-free rate, expected dividend rate, to generate individual stock price [Line Items]
Probability / Volatility		50.00%	50.00%	50.00%
Earn-Out Liability From Weiliantong Acquisition [Member]
Summary of Significant Accounting Policies (Details) - Schedule of assumption of volatility, risk-free rate, expected dividend rate, to generate individual stock price [Line Items]
Share price (in Dollars per share)	$ 5.13	$ 3.27
Earn-Out Liability From Weiliantong Acquisition [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of assumption of volatility, risk-free rate, expected dividend rate, to generate individual stock price [Line Items]
Risk-free interest rate	0.39%	2.52%
Probability / Volatility	20.00%	20.00%
Earn-Out Liability From Weiliantong Acquisition [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of assumption of volatility, risk-free rate, expected dividend rate, to generate individual stock price [Line Items]
Risk-free interest rate	0.73%	2.86%
Probability / Volatility	50.00%	50.00%
Fair Value Of Financial Instruments [Member]
Summary of Significant Accounting Policies (Details) - Schedule of assumption of volatility, risk-free rate, expected dividend rate, to generate individual stock price [Line Items]
Risk-free interest rate		2.87%	0.38%	0.75%
Share price (in Dollars per share)		$ 3.27	$ 6.22	$ 5.68
Probability / Volatility		62.00%	54.00%	53.00%